Borrowings (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Borrowings
Balance at the beginning of the year, Beginning	$ 304,897	$ 419,506
Borrowings	164,523	66,839
Payment of borrowings	173,788	97,628
Collection / (Payment) of short term loans, net	4,184	4,999
Interests paid	34,502	34,877
Accrued interests	24,601	28,170
Currency translation adjustment and exchange differences, net	115,498	69,145
Inflation adjustment	(143,179)	(150,039)
Reclassifications and other movements	(182)	(1,218)
Balance at the end of the year, Ending	$ 262,052	$ 304,897